Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 490,449	$ 476,164
2026	206,864	490,449
2027		206,864
Total payments	817,816	1,173,477
Less: Interest	(54,912)	(110,844)
Lease, liability	$ 762,904	$ 1,062,633	$ 1,423,938